UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08003

                       Advantage Advisers Troon Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                        MARCH 31, 2006
      SHARES                                                                                             MARKET VALUE

                  COMMON STOCK - 100.71%
                  UNITED STATES - 100.46%

                    ADVERTISING SALES - 2.11%

 19,176                 Focus Media Holding, Ltd. - Sponsored ADR*                                      $  1,112,592
  2,569                 Lamar Advertising Co., Class A*                                                      135,155
                                                                                                        ------------
                                                                                                           1,247,747
                                                                                                        ------------
                    APPAREL MANUFACTURERS - 2.05%

 20,058                 Polo Ralph Lauren Corp.                                                            1,215,715
                                                                                                        ------------
                    APPLICATIONS SOFTWARE - 2.47%

 53,659                 Microsoft Corp.                                                                    1,460,061
                                                                                                        ------------
                    BROADCASTING SERVICES / PROGRAMMING - 2.06%

148,403                 Liberty Media Corp., Class A*                                                      1,218,389
                                                                                                        ------------
                    CABLE TELEVISION - 1.88%

 68,008                 DIRECTV Group, Inc.*                                                               1,115,331
                                                                                                        ------------
                    CASINO HOTELS - 9.75%

 56,811                 Las Vegas Sands Corp.*                                                             3,218,911
 10,531                 Station Casinos, Inc.                                                                835,846
 22,347                 Wynn Resorts, Ltd.*                                                                1,717,367
                                                                                                        ------------
                                                                                                           5,772,124
                                                                                                        ------------
                    CASINO SERVICES - 2.45%

 41,206                 International Game Technology                                                      1,451,275
                                                                                                        ------------
                    COMPUTER GRAPHICS - 0.94%

  8,687                 Pixar*                                                       (b)                     557,184
                                                                                                        ------------
                    COMPUTERS - 5.34%

 45,799                 Apple Computer, Inc.*                                        (a)                   2,872,514
  9,620                 Dell, Inc.*                                                  (b)                     286,291
                                                                                                        ------------
                                                                                                           3,158,805
                                                                                                        ------------
                    E-COMMERCE / SERVICES - 2.03%

 12,397                 eBay, Inc.*                                                  (b)                     483,483

ADVANTAGE ADVISERS TROON FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                        MARCH 31, 2006
      SHARES                                                                                             MARKET VALUE

                  COMMON STOCK (CONTINUED)
                  UNITED STATES (CONTINUED)

                    E-COMMERCE / SERVICES (CONTINUED)

109,568                 HomeStore, Inc.*                                                                $    718,766
                                                                                                        ------------
                                                                                                           1,202,249
                                                                                                        ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.93%

  8,676                 Nvidia Corp.*                                                                        496,788
 38,123                 Texas Instruments, Inc.                                                            1,237,854
                                                                                                        ------------
                                                                                                           1,734,642
                                                                                                        ------------
                    ENTERPRISE SOFTWARE / SERVICES - 1.27%

 55,062                 Oracle Corp.*                                                                        753,799
                                                                                                        ------------
                    ENTERTAINMENT SOFTWARE - 2.10%

 22,655                 Electronic Arts, Inc.*                                                             1,239,682
                                                                                                        ------------
                    FINANCE - INVESTMENT BANKER / BROKER - 1.76%

 56,608                 Charles Schwab Corp.                                                                 974,224
  2,523                 E*Trade Financial Corp.*                                                              68,070
                                                                                                        ------------
                                                                                                           1,042,294
                                                                                                        ------------
                    FINANCE - OTHER SERVICES - 3.33%

  4,404                 Chicago Mercantile Exchange Holdings, Inc.                   (a)                   1,970,790
                                                                                                        ------------
                    FINANCIAL SERVICES - 1.42%

 20,934                 NASDAQ Stock Market, Inc.*                                                           838,197
                                                                                                        ------------
                    HOTELS & MOTELS - 5.44%

 69,806                 Hilton Hotels Corp.                                          (b)                   1,777,261
 21,317                 Starwood Hotels & Resorts Worldwide, Inc.                                          1,443,800
                                                                                                        ------------
                                                                                                           3,221,061
                                                                                                        ------------
                    INTERNET SECURITY - 1.93%

 47,631                 VeriSign, Inc.*                                                                    1,142,668
                                                                                                        ------------
                    MACHINERY - FARM - 0.32%

  2,377                 Deere & Co.                                                  (b)                     187,902
                                                                                                        ------------
                    MEDICAL PRODUCTS - 0.23%

140,000                 ReGen Biologics, Inc.*                                                               135,800
                                                                                                        ------------

ADVANTAGE ADVISERS TROON FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                        MARCH 31, 2006
      SHARES                                                                                             MARKET VALUE

                  COMMON STOCK (CONTINUED)
                  UNITED STATES (CONTINUED)

                    MULTI-MEDIA - 13.46%

 10,930                 McGraw-Hill Companies, Inc.                                                     $    629,786
 88,387                 News Corp., Class B                                          (b)                   1,552,076
 84,377                 Time Warner, Inc.                                            (b)                   1,416,690
  5,632                 Viacom, Inc., Class A*                                                               218,296
 35,142                 Viacom, Inc., Class B*                                                             1,363,510
 99,861                 Walt Disney Co.                                              (a)(b)                2,785,123
                                                                                                        ------------
                                                                                                           7,965,481
                                                                                                        ------------
                    NETWORKING PRODUCTS - 1.46%

 39,936                 Cisco Systems, Inc.*                                                                 865,413
                                                                                                        ------------
                    OIL - FIELD SERVICES - 0.93%

 36,057                 Key Energy Services, Inc.*                                                           549,509
                                                                                                        ------------
                    RACETRACKS - 0.03%

    455                 Penn National Gaming, Inc.*                                                           19,192
                                                                                                        ------------
                    REITS - OFFICE PROPERTY - 1.48%

  9,385                 Boston Properties, Inc.                                                              875,151
                                                                                                        ------------
                    REITS - SINGLE TENANT - 0.94%

  1,916                 Alexander's, Inc.*                                                                   553,724
                                                                                                        ------------
                    RETAIL - APPAREL / SHOES - 4.48%

  7,371                 Abercrombie & Fitch Co., Class A                                                     429,729
 13,460                 Children's Place Retail Stores, Inc.*                                                779,334
 27,236                 DSW, Inc., Class A*                                                                  853,031
 18,209                 Under Armour, Inc., Class A*                                                         589,972
                                                                                                        ------------
                                                                                                           2,652,066
                                                                                                        ------------
                    RETAIL - BEDDING - 1.01%

 15,528                 Bed, Bath & Beyond, Inc.*                                                            596,275
                                                                                                        ------------
                    RETAIL - COMPUTER EQUIPMENT - 3.25%

 40,792                 Gamestop Corp., Class A*                                                           1,922,935
                                                                                                        ------------
                    RETAIL - DISCOUNT - 0.87%

 12,980                 Citi Trends, Inc.*                                                                   516,085
                                                                                                        ------------

ADVANTAGE ADVISERS TROON FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                        MARCH 31, 2006
      SHARES                                                                                             MARKET VALUE

                  COMMON STOCK (CONTINUED)
                  UNITED STATES (CONTINUED)

                    RETAIL - RESTAURANTS - 2.68%

 42,074                 Starbucks Corp.*                                                                $  1,583,245
                                                                                                        ------------
                    TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 2.12%

 46,657                 Corning, Inc.*                                                                     1,256,006
                                                                                                        ------------
                    TELEVISION - 0.08%

  1,322                 Univision Communications, Inc., Class A*                     (b)                      45,569
                                                                                                        ------------
                    TOBACCO - 0.27%

  2,240                 Altria Group, Inc.                                           (b)                     158,726
                                                                                                        ------------
                    WEB PORTALS / ISP - 13.04%

 12,617                 Google, Inc., Class A*                                       (b)                   4,920,630
 86,701                 Yahoo!, Inc.*                                                (a)(b)                2,796,974
                                                                                                        ------------
                                                                                                           7,717,604
                                                                                                        ------------
                    WIRELESS EQUIPMENT - 2.55%

 29,873                 Qualcomm, Inc.                                               (b)                   1,511,873
                                                                                                        ------------
                  TOTAL UNITED STATES (COST $42,500,131)                                                  59,454,569
                                                                                                        ------------
                  HONG KONG - 0.25%

                    REAL ESTATE OPERATIONS / DEVELOPMENT - 0.25%

 78,134                 Hang Lung Properties, Ltd.                                                           148,518
                                                                                                        ------------
                  TOTAL HONG KONG (COST $152,162)                                                            148,518
                                                                                                        ------------
                  TOTAL COMMON STOCK (COST $42,652,293)                                                 $ 59,603,087
                                                                                                        ------------

                  WARRANTS - 0.00%
                    MEDICAL PRODUCTS - 0.00%

 35,000                 ReGen Biologics, Inc.*                                                          $          0
                                                                                                        ------------

ADVANTAGE ADVISERS TROON FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                        MARCH 31, 2006
      SHARES                                                                                             MARKET VALUE

                  TOTAL WARRANTS (COST $0)                                                              $          0
                                                                                                        ------------

    CONTRACTS

                  PURCHASED OPTIONS - 4.86%
                    CALL OPTIONS - 4.30%
                    COMPUTER GRAPHICS - 0.61%

    229                 Pixar, 04/22/06, $50.00                                                         $    320,600
     45                 Pixar, 04/22/06, $55.00                                                               40,500
                                                                                                        ------------
                                                                                                             361,100
                                                                                                        ------------
                    COMPUTERS - 0.16%

     90                 Dell, Inc. 04/22/06, $25.00                                                           48,600
    180                 Dell, Inc. 04/22/06, $27.50                                                           43,560
                                                                                                        ------------
                                                                                                              92,160
                                                                                                        ------------
                    E-COMMERCE / SERVICES - 0.11%

    270                 eBay, Inc., 04/22/06, $37.50                                                          67,500
                                                                                                        ------------
                    HOTELS & MOTELS - 0.02%

     19                 Hilton Hotels Corp., 04/22/06, $20.00                                                 10,260
                                                                                                        ------------
                    MACHINERY - FARM - 0.03%

     45                 Deere & Co., 04/22/06, $75.00                                                         20,250
                                                                                                        ------------
                    MULTI-MEDIA - 0.89%

    172                 News Corp., Class B, 04/22/06, $15.00                                                 43,860
  1,067                 Time Warner, Inc., 04/22/06, $15.00                                                  192,060
    221                 Time Warner, Inc., 04/22/06, $16.00                                                   19,890
    450                 Walt Disney Co., 04/22/06, $22.50                                                    243,000
     90                 Walt Disney Co., 04/22/06, $25.00                                                     27,000
                                                                                                        ------------
                                                                                                             525,810
                                                                                                        ------------
                    TELEVISION - 0.28%

    360                 Univision Communications, Inc., Class A, 04/22/06, $30.00                            165,600
                                                                                                        ------------
                    TOBACCO - 0.10%

     90                 Altria Group, Inc., 04/22/06, $65.00                                                  57,600
                                                                                                        ------------

ADVANTAGE ADVISERS TROON FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                        MARCH 31, 2006
    CONTRACTS                                                                                            MARKET VALUE

                  PURCHASED OPTIONS (CONTINUED)
                  CALL OPTIONS (CONTINUED)

                    WEB PORTALS / ISP - 1.45%

     54                 Google, Inc., Class A, 04/22/06, $300.00                                        $    469,800
     54                 Google, Inc., Class A, 04/22/06, $330.00                                             317,520
    135                 Yahoo!, Inc. 04/22/06, $27.50                                                         67,500
                                                                                                        ------------
                                                                                                             854,820
                                                                                                        ------------
                    WIRELESS EQUIPMENT - 0.65%

     64                 Qualcomm, Inc., 04/22/06, $35.00                                                      99,840
    120                 Qualcomm, Inc., 04/22/06, $37.50                                                     158,400
    120                 Qualcomm, Inc., 04/22/06, $40.00                                                     128,400
                                                                                                        ------------
                                                                                                             386,640
                                                                                                        ------------
                    TOTAL CALL OPTIONS (COST $2,265,567)                                                   2,541,740
                                                                                                        ------------
                    PUT OPTIONS - 0.56%
                    FINANCIAL SERVICES - 0.08%

     45                 Intercontinentalexchange, Inc., 04/22/06, $75.00                                      35,100
     18                 NYSE Group, Inc., 04/22/06, $85.00                                                    13,320
                                                                                                        ------------
                                                                                                              48,420
                                                                                                        ------------
                    FOOD - MISCELLANEOUS / DISTRIBUTION - 0.02%

     45                 Kraft Foods, Inc., Class A, 04/22/06, $32.50                                          10,350
                                                                                                        ------------
                    RETAIL - CONSUMER ELECTRONICS - 0.02%

     45                 RadioShack Corp., 04/22/06, $22.50                                                    14,400
                                                                                                        ------------
                    WEB PORTALS / ISP - 0.44%

     81                 Google, Inc., Class A, 04/22/06, $410.00                                             259,200
                                                                                                        ------------

ADVANTAGE ADVISERS TROON FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                        MARCH 31, 2006
    CONTRACTS                                                                                            MARKET VALUE

                  PURCHASED OPTIONS - (CONTINUED)

                    TOTAL PUT OPTIONS (COST $339,976)                                                   $    332,370
                                                                                                        ------------
                  TOTAL PURCHASED OPTIONS (COST $2,605,543)                                             $  2,874,110
                                                                                                        ------------

                  TOTAL INVESTMENTS (COST $45,257,836) - 105.57% +                                      $ 62,477,197
                                                                                                        ------------

                  OTHER ASSETS, LESS LIABILITIES - (5.57%)                                                (3,295,679
                                                                                                        ------------

                  NET ASSETS - 100.00%                                                                  $ 59,181,519
                                                                                                        ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b)  Security held in connection with an open put or call option contract.

*    Non-income producing security.

ADR  American Depository Receipt

+ At December 31, 2005, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $70,972,245 and $61,726,945, respectively. At December 31, 2005, accumulated net unrealized appreciation on portfolio investments and securities sold, not yet purchased was $25,877,793, consisting of $27,242,190 gross unrealized appreciation and $1,364,397 gross unrealized depreciation.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                        MARCH 31, 2006
      SHARES                                                                                             MARKET VALUE

                  SECURITIES SOLD, NOT YET PURCHASED - (20.43%)
                    E-COMMERCE / PRODUCTS - (0.57%)

  9,190                 Amazon.com, Inc.                                                               $    (335,711)
                                                                                                       -------------
                    FOOD - MISCELLANEOUS / DIVERSIFIED - (0.08%)

  1,470                 Kraft Foods, Inc., Class A                                                           (44,556)
                                                                                                       -------------
                    PUBLISHING - NEWSPAPERS - (0.90%)

  8,436                 Knight Ridder, Inc.                                                                 (533,239)
                                                                                                       -------------
                    REGISTERED INVESTMENT COMPANY - (18.73%)

 36,760                 NASDAQ - 100 Index Tracking Stock                                                 (1,541,347)
 73,520                 SPDR Trust Series 1                                                               (9,545,101)
                                                                                                       -------------
                                                                                                         (11,086,448)
                                                                                                       -------------
                    RETAIL - CONSUMER ELECTRONICS - (0.15%)

  4,595                 RadioShack Corp.                                             (b)                     (88,362)
                                                                                                       -------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $12,081,825)                      $ (12,088,316)
                                                                                                       =============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Advantage Advisers Troon Fund, LLC
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                               Bryan McKigney, Principal Executive Officer
                               (principal executive officer)

Date     May 1, 2006
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                               Bryan McKigney, Principal Executive Officer
                               (principal executive officer)

Date     May 1, 2006
    ----------------------------------------------------------------------------



By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                               Vineet Bhalla, Chief Financial Officer
                               (principal financial officer)

Date     May 1, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.